Consolidated Statements Of Operations and Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue (note 13)	$ 197,311	$ 120,784
Cost of revenue	36,775	15,869
Gross margin	160,536	104,915
Operating expenses
Sales and marketing	79,164	45,584
Research and development	44,775	23,264
General and administration	43,742	30,438
Operating expense	167,681	99,286
Operating income	(7,145)	5,629
Other (expense) income
Interest income	8	50
Interest expense	(20,703)	(632)
Foreign exchange loss	(333)	(690)
Total Other (expense) income	(21,028)	(1,272)
Net (loss) income before income taxes	(28,173)	4,357
Income tax recovery (expense) (note 14)	3,688	(625)
Net (loss) income	(24,485)	3,732
Items that may be reclassified subsequently to profit or loss
Unrealized (loss) gain on derivatives, net of tax	(211)	188
Foreign currency translation	(184)	0
Net income and total comprehensive income	$ (24,880)	$ 3,920
Basic net (loss) income per common share (note 11(i)) (in USD per share)	$ (0.49)	$ 0.08
Diluted net (loss) income per common share (note 11(i)) (in USD per share)	$ (0.49)	$ 0.07
Weighted average number of common shares outstanding - Basic	50,381,336	47,131,785
Weighted average number of common shares outstanding - Diluted	50,381,336	49,916,511